Financial Instruments - Summary of Carrying Amount and Contractual Maturities of Financial Liabilities (Details) - CAD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
March 31, 2019	$ 61,410
Not later than one year [member]
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
March 31, 2019	30,654
Later than one year and not later than two years [member]
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
March 31, 2019	2,493
2021
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
March 31, 2019	26,163
2022
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
March 31, 2019	2,100
Line of Credit
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
March 31, 2019		$ 24,066
Line of Credit | Not later than one year [member]
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
March 31, 2019		24,066
Liquidity risk [member]
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
March 31, 2019		70,908
Liquidity risk [member] | Senior Secured Revolving Credit Facility
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
March 31, 2019	29,149
Liquidity risk [member] | Purchase Payable, Non-interest Bearing
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
March 31, 2019	4,100
Liquidity risk [member] | Not later than one year [member]
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
March 31, 2019		53,291
Liquidity risk [member] | Not later than one year [member] | Senior Secured Revolving Credit Facility
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
March 31, 2019	1,493
Liquidity risk [member] | Not later than one year [member] | Purchase Payable, Non-interest Bearing
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
March 31, 2019	1,000
Liquidity risk [member] | Later than one year and not later than two years [member]
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
March 31, 2019		4,200
Liquidity risk [member] | Later than one year and not later than two years [member] | Senior Secured Revolving Credit Facility
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
March 31, 2019	1,493
Liquidity risk [member] | Later than one year and not later than two years [member] | Purchase Payable, Non-interest Bearing
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
March 31, 2019	1,000
Liquidity risk [member] | 2021
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
March 31, 2019		10,317
Liquidity risk [member] | 2021 | Senior Secured Revolving Credit Facility
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
March 31, 2019	26,163
Liquidity risk [member] | 2022
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
March 31, 2019		3,100
Liquidity risk [member] | 2022 | Purchase Payable, Non-interest Bearing
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
March 31, 2019	2,100
Liquidity risk [member] | Accounts Payable and Accrued Liabilities 1
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
March 31, 2019	28,161	25,311
Liquidity risk [member] | Accounts Payable and Accrued Liabilities 1 | Not later than one year [member]
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
March 31, 2019	$ 28,161	25,311
Liquidity risk [member] | Loans Payable
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
March 31, 2019		1,964
Liquidity risk [member] | Loans Payable | Not later than one year [member]
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
March 31, 2019		1,964
Liquidity risk [member] | Unsecured Loan Payable
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
March 31, 2019		12,217
Liquidity risk [member] | Unsecured Loan Payable | Not later than one year [member]
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
March 31, 2019		950
Liquidity risk [member] | Unsecured Loan Payable | Later than one year and not later than two years [member]
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
March 31, 2019		950
Liquidity risk [member] | Unsecured Loan Payable | 2021
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
March 31, 2019		10,317
Liquidity risk [member] | Purchase Payable, Non-interest Bearing
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
March 31, 2019		7,350
Liquidity risk [member] | Purchase Payable, Non-interest Bearing | Not later than one year [member]
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
March 31, 2019		1,000
Liquidity risk [member] | Purchase Payable, Non-interest Bearing | Later than one year and not later than two years [member]
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
March 31, 2019		3,250
Liquidity risk [member] | Purchase Payable, Non-interest Bearing | 2022
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
March 31, 2019		$ 3,100